Goodwill and Intangible Assets - Gross Values And Amortization Of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 200,912	$ 201,049
Accumulated amortization	(111,143)	(102,231)
Intangible assets	89,769	98,818	$ 107,669	$ 117,538
Definite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	191,357	191,494
Accumulated amortization	(111,143)	(102,231)
Intangible assets	80,214	89,263	98,114	107,983
Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	48,163	48,163
Accumulated amortization	(43,032)	(40,786)
Intangible assets	5,131	7,377
Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	67,611	67,748
Accumulated amortization	(56,850)	(52,661)
Intangible assets	10,761	15,087
Definite-lived intangible assets | Life VOBA
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	75,583	75,583
Accumulated amortization	(11,261)	(8,784)
Intangible assets	$ 64,322	66,799
Estimated useful life of intangible assets	100 years
Indefinite-lived intangible assets
Goodwill And Intangible Assets [Line Items]
Intangible assets	$ 9,555	9,555	$ 9,555	$ 9,555
Indefinite-lived intangible assets | Licensing Agreements
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	9,555	9,555
Intangible assets	$ 9,555	$ 9,555
Minimum | Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Minimum | Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years
Maximum | Definite-lived intangible assets | Renewal rights
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years
Maximum | Definite-lived intangible assets | Customer relationships
Goodwill And Intangible Assets [Line Items]
Estimated useful life of intangible assets	13 years